UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:

Central Index Key Number of the issuing entity: 0001798801

GNMAG ASSET BACKED SECURITIZATIONS TRUST, SERIES 2020-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-220994

Central Index Key Number of the depositor: 0001718415

GNMAG ASSET BACKED SECURITIZATIONS, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001719617

 GMTH HOLDINGS, LLC

(Exact name of sponsor as specified in its charter)

Chris Vaughan (646) 402-9802

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1 - Asset Data File in accordance with Exhibit 601(b) (102) (17 CFR 229.601(b) (102)).

Item 2 - Asset Related Document in accordance with Exhibit 601(b) (103) (17 CFR 229.601(b) (103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized

GNMAG ASSET BACKED SECURITIZATIONS, LLC

(Depositor)

Dated: December 10, 2020

By: GNMAG Asset Backed Securitizations, LLC, as Depositor

By: /s/ Chris Vaughan

Name: Chris Vaughan

Title:   President